ACCOUNTING POLICIES (Impairment) (Details)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	8.87%
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	8.87%		9.80%
Argentina | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use		14.30%	14.30%
Brazil | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use		10.30%